Consolidated Statements of Operations and Comprehensive Loss (USD $)	0 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014
Revenues	$ 0	$ 24,000	$ 54,500
Operating expenses:
General and administrative expenses	(89)	45,189	109,387
Total operating expenses	(89)	45,189	109,387
Loss from operations		(21,189)	(54,887)
Other expense:
Other expense		(45)	(22)
Net loss	(89)	(21,234)	(54,909)
Other comprehensive loss:
Foreign currency translation loss		(2,261)	(2,261)
Comprehensive loss		$ (23,495)	$ (57,170)
Loss per common share - basic and diluted		$ 0.00	$ 0.00
Weighted average common shares outstanding - basic and diluted		30,000,000	23,933,824